UNITED STATES
						     SECURITIES AND EXCHANGE COMMISSION
							   Washingon, D.C.  20549

								  Form 13F

							     FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2004

Check here if Amendment [ ]; Amendment Number:____________
 This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Mercator Asset Management, LP
Address: 5200 Town Center Circle, Suite 550
	 Boca Raton, FL  33486

Form 13F File Number: 28-10630

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	Victoria E. Berns
Title:	Vice President & Chief Compliance Officer
Phone:	561-361-1079

Signature, Place, and Date of Signing:

Victoria E. Berns			Boca Raton, FL			7/9/04

Report Type (Check only one.):

[x]	13F HOLDINGS REPORT.  (Check here if all holdings of
this reporting manager are reported in this report.)

[ ]	13F NOTICE.  (Check here if no holdings reported are
in this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT.  (Check here if a portion of
the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

							    FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 9

Form 13F Information Table Value Total:	1875000

List of Other Included Managers: NONE


                                     FOR 13F INFORMATION TABLE

                                                          FORM 13F                                                       30-09-2004
                    REPORTING MANAGER: Mercator Asset Management, L.P.
 ----------------------------------------------------------------------------------------------------------------------------------
                                                       VALUATION CURRENCY: USD
          ITEM 1             ITEM 2   ITEM 3           ITEM 4    ITEM 5         ITEM 6     ITEM 7             ITEM 8
      NAME OF ISSUER         TITLE     CUSIP            FAIR   SHARES OF    INVEST. DISC.  MANA-         VOTING AUTHORITY
                              OF      NUMBER          MARKET   PRINCIPAL             SHARED GERS
                             CLASS                     VALUE   AMOUNT     SOLE SHARED OTHER        SOLE        SHARED      NONE
                                                                           (A)   (B)   (C)         (A)         (B)         (C)
 ----------------------------------------------------------------------------------------------------------------------------------
 KEPCO ADR                  COMMON 500631106      41,069,114   3,892,807 N  X                     3,649,807                 243,000
 Petrobras Brasilero S.A. A COMMON 71654V408     183,939,788   5,218,150 N  X                     4,431,750                 786,400
 Telefonos de Mexico ADR    COMMON 879403780     161,164,254   4,994,244 N  X                     4,148,644                 845,600
                                             _______________
    PAGE COLUMN TOTALS                           386,173,156
                                             _______________
    AGGREGATE COLUMN TOTALS                      386,173,156